Revenue from contracts with customers - Revenue derived from entities accounting for more than 10% of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue from contracts with customers
Revenue from contracts with customers	£ 648,401	£ 583,201	£ 494,117
Customer A
Revenue from contracts with customers
Revenue from contracts with customers	178,118	146,114	177,160
Customer B
Revenue from contracts with customers
Revenue from contracts with customers	£ 76,169	76,377	77,426
Customer C
Revenue from contracts with customers
Revenue from contracts with customers		£ 67,477	£ 73,827